Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2020
Asset Acquisitions, Business Combinations And Divestitures [Abstract]
Acquisitions and Divestitures	Acquisitions and Divestitures
Business Combinations and Asset Acquisitions
For acquisitions which have been accounted for as business combinations, the acquired companies’ results have been included in the accompanying consolidated statements of income (loss) from their respective dates of acquisition. Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as sales force, shared service centers, distribution channels and customer relations, to expand sales of an acquired business' products; use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.
If the acquired net assets do not constitute a business under the acquisition method of accounting, the transaction is accounted for as an asset acquisition and no goodwill is recognized. In an asset acquisition, the amount allocated to acquired in-process research and development with no alternative future use is charged to expense at the acquisition date.
2020 Business Combinations
In September 2020, we completed the acquisition of the remaining 80.1% of NeuMoDx Molecular, Inc. ("NeuMoDx") shares, a privately-held U.S. company in which we held a minority interest. NeuMoDx designs and develops molecular diagnostics solutions for hospital and clinical reference laboratories. Prior to acquisition, we held a 19.9% investment in NeuMoDx with a carrying value of $41.0 million. The cash consideration, net of cash acquired totaled $239.4 million for the remaining shares. Of this amount, $8.5 million was retained in an escrow account as of December 31, 2020 which is expected to be fully utilized to cover claims for breach of any representations, warranties or indemnities.
The acquisition date fair value of the minority interest investment was $52.7 million and a gain of $11.7 million was recorded in restructuring, acquisition, integration and other, net in the accompanying consolidated statement of income. The fair value of the minority interest investment was determined using an implied purchase price reduced by a 20% control premium.
We incurred $2.5 million acquisition related costs to effect the business combination, of which $1.8 million was incurred during the year ended December 31, 2020, and are included in restructuring, acquisition, integration and other, net. Revenue and earnings in the reporting period since the acquisition date have not been significant.
The allocation of the purchase price is preliminary and not yet finalized. The preliminary allocation of the purchase price is based upon preliminary estimates which used information that was available to management at the time the consolidated financial statements were prepared and these estimates and assumptions are subject to change within the measurement period, up to one year from the acquisition date. Accordingly, the allocation may change. We continue to gather information about the fair value of all assets and liabilities, including intangible assets acquired, and the related deferred taxes.
The preliminary purchase price allocation for NeuMoDx as of December 31, 2020 and the difference to September 30, 2020 is as follows:

(in thousands)	As of December 31, 2020	As of September 30, 2020	Difference
Purchase Price:
Cash consideration	$251,730	$251,730	$—
Fair value of minority interest	52,727	52,727	—
	$304,457	$304,457	$—

Preliminary Allocation:
Cash and cash equivalents	$12,291	$12,291	$—
Accounts receivable	5,691	5,691	—
Inventories	20,666	18,866	1,800
Prepaid expenses and other current assets	5,961	5,943	18
Accounts payable	(12,450)	(11,168)	(1,282)
Accruals and other current liabilities	(18,929)	(18,770)	(159)
Other long-term liabilities	(4,101)	(4,101)	—
Fixed and other long-term assets	7,076	6,698	378
Developed technology	101,000	119,100	(18,100)
In-process research and development	55,000	64,800	(9,800)
Patents and license rights	770	770	—
Customer backlog	400	900	(500)
Goodwill	157,627	149,877	7,750
Deferred tax asset	12,457	—	12,457
Deferred tax liability on fair value of identifiable intangible assets acquired	(39,002)	(46,440)	7,438
Total	$304,457	$304,457	$—
The in-process research and development recognized relates to technologies that remain in development and have not yet obtained regulatory approvals. The technologies within in-process research and development are expected to be completed within the next three years. The weighted average amortization period for the acquired intangibles is 10 years. The goodwill acquired is not deductible for tax purposes.
Pro forma results
The following unaudited pro forma information assumes that the above acquisition occurred at the beginning of the periods presented. For the year ended December 31, 2020, pro forma net sales would have been $1.90 billion, pro forma net income would have been $347.0 million, and pro forma diluted net income per common share would have been $1.48. For the year ended December 31, 2019, pro forma net sales would have been $1.53 billion, pro forma net loss would have been $69.1 million and pro forma diluted net loss per common share would have been $0.30. These unaudited pro forma results are intended for informational purposes only and are not necessarily indicative of the results of operations that would have occurred had the acquisition been in effect at the beginning of the periods presented, or of future results of the combined operations.
2019 Business Combinations
In January 2019, we completed the acquisition of N-of-One, Inc., a privately-held U.S. molecular decision support company and pioneer in clinical interpretation services for complex genomic data located in Concord, Massachusetts. The cash consideration, net of cash acquired, was $24.5 million. This acquisition was not significant to the overall consolidated financial statements and as of December 31, 2019, the allocation of the purchase price was final. The acquisition did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.
In the third quarter of 2019, we acquired two additional companies for total cash consideration, net of cash acquired, of $43.5 million. The purchase price allocations for these acquisitions were final as of March 31, 2020. These acquisitions were not significant to the overall consolidated financial statements and the acquisitions did not have a material impact to net sales, net income or earnings per share. Thus, no pro forma information has been provided herein.
Other 2018 Business Combination
In April 2018, we acquired all remaining shares of a privately held entity in which we held a minority interest. The value of the minority interest investment was revalued in connection with the acquisition by $4.8 million and a corresponding gain was recorded in restructuring, acquisition, integration and other, net in the accompanying consolidated statement of income for the year ended December 31, 2018. This acquisition was not significant to the overall consolidated financial statements. The acquisition did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.
2019 Asset Acquisition
On January 31, 2019, we acquired the digital PCR asset of Formulatrix, Inc., a developer of laboratory automation solutions. We paid Formulatrix $125.0 million in cash upon closing. During 2020, we paid the remaining $135.9 million of milestone payments.
Divestitures
In 2019, we sold a portfolio of protein catalysation products for $1.0 million. An immaterial gain was recorded on the sale. In 2018, we sold a portfolio of veterinary testing products for a total of €15.1 million ($18.5 million), of which €13.4 million ($16.4 million) was received during 2018 and the remaining €1.7 million ($1.8 million) was collected in 2020. An $8.0 million gain was recorded on the sale to other income, net in the accompanying consolidated statement of income for the year-ended December 31, 2018.